Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF
Consolidated Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 74.0%	Shares	Value
Automobiles & Components - 1.8%
Aptiv PLC (a)	23	$1,750
Ford Motor Co.	409	5,366
General Motors Co.	98	7,969
Tesla, Inc. (a)	294	132,218
		147,303

Banks - 2.7%
Bank of America Corp.	702	38,610
Citigroup, Inc.	187	21,821
Citizens Financial Group, Inc.	45	2,628
Fifth Third Bancorp	69	3,230
Huntington Bancshares, Inc.	164	2,845
JPMorgan Chase & Co.	285	91,833
KeyCorp	97	2,002
M&T Bank Corp.	16	3,224
PNC Financial Services Group, Inc.	41	8,558
Regions Financial Corp.	92	2,493
Truist Financial Corp.	134	6,594
US Bancorp	163	8,698
Wells Fargo & Co.	328	30,570
		223,106

Capital Goods - 4.5%
3M Co.	56	8,966
A.O. Smith Corp.	12	803
Allegion PLC	9	1,433
AMETEK, Inc.	24	4,927
Axon Enterprise, Inc. (a)	8	4,543
Boeing Co. (a)	82	17,804
Builders FirstSource, Inc. (a)	12	1,235
Carrier Global Corp.	83	4,386
Caterpillar, Inc.	49	28,071
Comfort Systems USA, Inc.	4	3,733
Cummins, Inc.	14	7,146
Deere & Co.	26	12,105
Dover Corp.	14	2,733
Eaton Corp. PLC	41	13,059
EMCOR Group, Inc.	5	3,059
Emerson Electric Co.	59	7,831
Fastenal Co.	120	4,816
Fortive Corp.	33	1,822
GE Vernova, Inc.	28	18,300
Generac Holdings, Inc. (a)	6	818
General Dynamics Corp.	27	9,090
General Electric Co.	110	33,883
Honeywell International, Inc.	66	12,876
Howmet Aerospace, Inc.	42	8,611
Hubbell, Inc.	6	2,665
Huntington Ingalls Industries, Inc.	4	1,360
IDEX Corp.	8	1,424
Illinois Tool Works, Inc.	28	6,896
Ingersoll Rand, Inc.	38	3,010
Johnson Controls International PLC	64	7,664
L3Harris Technologies, Inc.	20	5,871
Lennox International, Inc.	3	1,457
Lockheed Martin Corp.	21	10,157
Masco Corp.	22	1,396
Nordson Corp.	6	1,443
Northrop Grumman Corp.	14	7,983
Otis Worldwide Corp.	41	3,581
PACCAR, Inc.	55	6,023
Parker-Hannifin Corp.	13	11,426
Pentair PLC	17	1,770
Quanta Services, Inc.	16	6,753
Rockwell Automation, Inc.	12	4,669
RTX Corp.	140	25,676
Snap-on, Inc.	5	1,723
Stanley Black & Decker, Inc.	16	1,188
Textron, Inc.	18	1,569
Trane Technologies PLC	23	8,952
TransDigm Group, Inc.	6	7,979
United Rentals, Inc.	7	5,665
Westinghouse Air Brake Technologies Corp.	18	3,842
WW Grainger, Inc.	5	5,045
Xylem, Inc.	25	3,405
		362,642

Commercial & Professional Services - 0.7%
Automatic Data Processing, Inc.	42	10,804
Broadridge Financial Solutions, Inc.	12	2,678
Cintas Corp.	36	6,770
Copart, Inc. (a)	93	3,641
Dayforce, Inc. (a)	17	1,176
Equifax, Inc.	13	2,821
Jacobs Solutions, Inc.	12	1,589
Leidos Holdings, Inc.	13	2,345
Paychex, Inc.	34	3,814
Paycom Software, Inc.	5	797
Republic Services, Inc.	21	4,451
Rollins, Inc.	31	1,861
Veralto Corp.	26	2,594
Verisk Analytics, Inc.	15	3,355
Waste Management, Inc.	39	8,569
		57,265

Consumer Discretionary Distribution & Retail - 4.2%
Amazon.com, Inc. (a)	1,017	234,744
AutoZone, Inc. (a)	2	6,783
Best Buy Co., Inc.	20	1,339
eBay, Inc.	47	4,094
Genuine Parts Co.	15	1,844
Home Depot, Inc.	104	35,786
Lowe's Cos., Inc.	59	14,228
O'Reilly Automotive, Inc. (a)	88	8,026
Pool Corp.	3	686
Ross Stores, Inc.	34	6,125
TJX Cos., Inc.	116	17,819
Tractor Supply Co.	55	2,751
Ulta Beauty, Inc. (a)	5	3,025
Williams-Sonoma, Inc.	13	2,322
		339,572

Consumer Durables & Apparel - 0.4%
Deckers Outdoor Corp. (a)	15	1,555
DR Horton, Inc.	29	4,177
Garmin Ltd.	17	3,449
Hasbro, Inc.	14	1,148
Lennar Corp. - Class A	23	2,364
Lululemon Athletica, Inc. (a)	11	2,286
Mohawk Industries, Inc. (a)	26	2,842
NIKE, Inc. - Class B	124	7,900
PulteGroup, Inc.	20	2,345
Ralph Lauren Corp.	4	1,414
Tapestry, Inc.	21	2,683
		32,163

Consumer Services - 1.2%
Airbnb, Inc. - Class A (a)	44	5,972
Carnival Corp. (a)	114	3,482
Chipotle Mexican Grill, Inc. (a)	138	5,106
Darden Restaurants, Inc.	12	2,208
Domino's Pizza, Inc.	3	1,250
DoorDash, Inc. - Class A (a)	39	8,833
Expedia Group, Inc.	12	3,400
Hilton Worldwide Holdings, Inc.	24	6,894
Las Vegas Sands Corp.	32	2,083
Marriott International, Inc. - Class A	23	7,135
McDonald's Corp.	74	22,617
MGM Resorts International (a)	21	766
Norwegian Cruise Line Holdings Ltd. (a)	48	1,071
Royal Caribbean Cruises Ltd.	27	7,531
Starbucks Corp.	119	10,021
Wynn Resorts Ltd.	9	1,083
Yum! Brands, Inc.	29	4,387
		93,839

Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	46	39,668
Dollar General Corp.	23	3,054
Dollar Tree, Inc. (a)	20	2,460
Kroger Co.	64	3,999
Sysco Corp.	50	3,684
Target Corp.	48	4,692
Walmart, Inc.	458	51,026
		108,583

Energy - 2.1%
APA Corp.	37	905
Baker Hughes Co.	106	4,827
Chevron Corp.	198	30,177
ConocoPhillips	129	12,076
Coterra Energy, Inc.	80	2,106
Devon Energy Corp.	66	2,418
Diamondback Energy, Inc.	19	2,856
EOG Resources, Inc.	57	5,986
EQT Corp.	65	3,484
Expand Energy Corp.	25	2,759
Exxon Mobil Corp.	441	53,070
Halliburton Co.	88	2,487
Kinder Morgan, Inc.	205	5,635
Marathon Petroleum Corp.	31	5,042
Occidental Petroleum Corp.	75	3,084
ONEOK, Inc.	66	4,851
Phillips 66	42	5,420
SLB Ltd.	156	5,987
Targa Resources Corp.	22	4,059
Texas Pacific Land Corp.	6	1,723
Valero Energy Corp.	32	5,209
Williams Cos., Inc.	128	7,694
		171,855

Financial Services - 6.0%
American Express Co.	56	20,717
Ameriprise Financial, Inc.	10	4,903
Apollo Global Management, Inc.	49	7,093
Ares Management Corp. - Class A	22	3,556
Bank of New York Mellon Corp.	73	8,475
Berkshire Hathaway, Inc. - Class B (a)	192	96,509
Blackrock, Inc.	15	16,055
Blackstone, Inc.	77	11,869
Block, Inc. (a)	57	3,710
Capital One Financial Corp.	66	15,996
Cboe Global Markets, Inc.	11	2,761
Charles Schwab Corp.	175	17,484
CME Group, Inc.	38	10,377
Coinbase Global, Inc. - Class A (a)	24	5,427
Corpay, Inc. (a)	7	2,106
FactSet Research Systems, Inc.	4	1,161
Fidelity National Information Services, Inc.	54	3,589
Fiserv, Inc. (a)	56	3,761
Franklin Resources, Inc.	32	764
Global Payments, Inc.	25	1,935
Goldman Sachs Group, Inc.	31	27,249
Interactive Brokers Group, Inc. - Class A	47	3,023
Intercontinental Exchange, Inc.	60	9,718
Invesco Ltd.	47	1,235
Jack Henry & Associates, Inc.	8	1,460
KKR & Co., Inc.	72	9,178
Mastercard, Inc. - Class A	86	49,096
Moody's Corp.	16	8,174
Morgan Stanley	126	22,369
MSCI, Inc.	8	4,590
Nasdaq, Inc.	47	4,565
Northern Trust Corp.	20	2,732
PayPal Holdings, Inc.	98	5,721
Raymond James Financial, Inc.	18	2,891
Robinhood Markets, Inc. - Class A (a)	82	9,274
S&P Global, Inc.	32	16,723
State Street Corp.	29	3,741
Synchrony Financial	38	3,170
T Rowe Price Group, Inc.	23	2,355
Visa, Inc. - Class A	176	61,725
		487,237

Food, Beverage & Tobacco - 1.5%
Altria Group, Inc.	175	10,091
Archer-Daniels-Midland Co.	50	2,875
Brown-Forman Corp. - Class B	18	469
Bunge Global SA	14	1,247
Campbell's Co.	21	585
Coca-Cola Co.	405	28,314
Conagra Brands, Inc.	50	866
Constellation Brands, Inc. - Class A	15	2,069
General Mills, Inc.	56	2,604
Hershey Co.	15	2,730
Hormel Foods Corp.	30	711
J M Smucker Co.	11	1,076
Keurig Dr Pepper, Inc.	142	3,977
Kraft Heinz Co.	89	2,158
Lamb Weston Holdings, Inc.	15	628
McCormick & Co., Inc.	6	409
Molson Coors Beverage Co. - Class B	18	840
Mondelez International, Inc. - Class A	135	7,267
Monster Beverage Corp. (a)	75	5,750
PepsiCo, Inc.	143	20,523
Philip Morris International, Inc.	163	26,145
Tyson Foods, Inc. - Class A	30	1,759
		123,093

Health Care Equipment & Services - 2.8%
Abbott Laboratories	182	22,803
Align Technology, Inc. (a)	7	1,093
Baxter International, Inc.	54	1,032
Becton Dickinson & Co.	30	5,822
Boston Scientific Corp. (a)	155	14,779
Cardinal Health, Inc.	25	5,138
Cencora, Inc.	20	6,755
Centene Corp. (a)	49	2,016
Cigna Group	28	7,706
Cooper Cos., Inc. (a)	21	1,721
CVS Health Corp.	133	10,555
DaVita, Inc. (a)	4	454
Dexcom, Inc. (a)	41	2,721
Edwards Lifesciences Corp. (a)	61	5,200
Elevance Health, Inc.	23	8,063
GE HealthCare Technologies, Inc.	48	3,937
HCA Healthcare, Inc.	17	7,937
Henry Schein, Inc. (a)	10	756
Hologic, Inc. (a)	23	1,713
Humana, Inc.	13	3,330
IDEXX Laboratories, Inc. (a)	8	5,412
Insulet Corp. (a)	7	1,990
Intuitive Surgical, Inc. (a)	37	20,955
Labcorp Holdings, Inc.	9	2,258
McKesson Corp.	13	10,664
Medtronic PLC	134	12,872
Molina Healthcare, Inc. (a)	5	868
Quest Diagnostics, Inc.	12	2,082
ResMed, Inc.	15	3,613
Solventum Corp. (a)	15	1,189
STERIS PLC	10	2,535
Stryker Corp.	36	12,653
UnitedHealth Group, Inc.	95	31,361
Universal Health Services, Inc. - Class B	6	1,308
Zimmer Biomet Holdings, Inc.	21	1,888
		225,179

Household & Personal Products - 0.7%
Church & Dwight Co., Inc.	25	2,096
Clorox Co.	13	1,311
Colgate-Palmolive Co.	84	6,638
Estee Lauder Cos., Inc. - Class A	26	2,723
Kenvue, Inc.	200	3,450
Kimberly-Clark Corp.	35	3,531
Procter & Gamble Co.	244	34,967
		54,716

Insurance - 1.2%
Aflac, Inc.	49	5,403
Allstate Corp.	27	5,620
American International Group, Inc.	56	4,791
Aon PLC - Class A	22	7,763
Arch Capital Group Ltd. (a)	38	3,645
Arthur J Gallagher & Co.	27	6,987
Assurant, Inc.	5	1,204
Brown & Brown, Inc.	31	2,471
Chubb Ltd.	38	11,861
Cincinnati Financial Corp.	16	2,613
Erie Indemnity Co. - Class A	3	860
Everest Group Ltd.	4	1,357
Globe Life, Inc.	8	1,119
Hartford Insurance Group, Inc.	29	3,996
Loews Corp.	18	1,896
MetLife, Inc.	58	4,579
Principal Financial Group, Inc.	21	1,852
Progressive Corp.	61	13,891
Prudential Financial, Inc.	37	4,177
Travelers Cos., Inc.	23	6,671
W R Berkley Corp.	31	2,174
Willis Towers Watson PLC	10	3,286
		98,216

Materials - 1.7%
Air Products and Chemicals, Inc.	23	5,681
Albemarle Corp.	12	1,697
Amcor PLC	241	2,010
Avery Dennison Corp.	8	1,455
Ball Corp.	28	1,483
CF Industries Holdings, Inc.	16	1,237
Corteva, Inc.	15	1,005
CRH PLC	70	8,736
Dow, Inc.	74	1,730
DuPont de Nemours, Inc.	44	1,769
Ecolab, Inc.	27	7,088
Freeport-McMoRan, Inc.	150	7,619
International Flavors & Fragrances, Inc.	27	1,820
International Paper Co.	55	2,166
Linde PLC	49	20,893
LyondellBasell Industries NV - Class A	27	1,169
Martin Marietta Materials, Inc.	51	31,756
Mosaic Co.	33	795
Newmont Corp.	114	11,383
Nucor Corp.	24	3,915
Packaging Corp. of America	9	1,856
PPG Industries, Inc.	23	2,357
Sherwin-Williams Co.	24	7,777
Smurfit WestRock PLC	55	2,127
Steel Dynamics, Inc.	14	2,372
Vulcan Materials Co.	14	3,993
		135,889

Media & Entertainment - 7.4%
Alphabet, Inc. - Class A	608	190,304
Alphabet, Inc. - Class C	486	152,507
Charter Communications, Inc. - Class A (a)	9	1,879
Comcast Corp. - Class A	380	11,358
Electronic Arts, Inc.	23	4,700
Fox Corp. - Class A	22	1,607
Fox Corp. - Class B	16	1,039
Live Nation Entertainment, Inc. (a)	17	2,422
Match Group, Inc.	25	807
Meta Platforms, Inc. - Class A	228	150,500
Netflix, Inc. (a)	443	41,536
News Corp. - Class A	39	1,019
News Corp. - Class B	13	385
Omnicom Group, Inc.	33	2,665
Paramount Skydance Corp.	32	429
Take-Two Interactive Software, Inc. (a)	18	4,609
TKO Group Holdings, Inc.	7	1,463
Trade Desk, Inc. - Class A (a)	46	1,746
Walt Disney Co.	187	21,275
Warner Bros Discovery, Inc. (a)	259	7,464
		599,714

Pharmaceuticals, Biotechnology & Life Sciences - 4.5%
AbbVie, Inc.	185	42,271
Agilent Technologies, Inc.	30	4,082
Amgen, Inc.	56	18,329
Biogen, Inc. (a)	15	2,640
Bio-Techne Corp.	16	941
Bristol-Myers Squibb Co.	213	11,489
Charles River Laboratories International, Inc. (a)	5	997
Danaher Corp.	66	15,109
Eli Lilly & Co.	83	89,198
Gilead Sciences, Inc.	130	15,956
Incyte Corp. (a)	17	1,679
IQVIA Holdings, Inc. (a)	18	4,057
Johnson & Johnson	252	52,151
Merck & Co., Inc.	259	27,262
Mettler-Toledo International, Inc. (a)	2	2,788
Moderna, Inc. (a)	36	1,062
Pfizer, Inc.	594	14,791
Regeneron Pharmaceuticals, Inc.	11	8,491
Revvity, Inc.	12	1,161
Thermo Fisher Scientific, Inc.	39	22,599
Vertex Pharmaceuticals, Inc. (a)	27	12,241
Viatris, Inc.	120	1,494
Waters Corp. (a)	6	2,279
West Pharmaceutical Services, Inc.	8	2,201
Zoetis, Inc.	46	5,788
		361,056

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	31	4,984
CoStar Group, Inc. (a)	44	2,959
		7,943

Semiconductors & Semiconductor Equipment - 10.7%
Advanced Micro Devices, Inc. (a)	170	36,407
Analog Devices, Inc.	51	13,831
Applied Materials, Inc.	83	21,330
Broadcom, Inc.	494	170,973
First Solar, Inc. (a)	11	2,873
Intel Corp. (a)	469	17,306
KLA Corp.	14	17,011
Lam Research Corp.	131	22,425
Microchip Technology, Inc.	56	3,568
Micron Technology, Inc.	117	33,393
Monolithic Power Systems, Inc.	5	4,532
NVIDIA Corp.	2,540	473,710
NXP Semiconductors NV	26	5,644
ON Semiconductor Corp. (a)	42	2,274
Qnity Electronics, Inc.	22	1,796
QUALCOMM, Inc.	112	19,158
Skyworks Solutions, Inc.	16	1,015
Teradyne, Inc.	16	3,097
Texas Instruments, Inc.	95	16,482
		866,825

Software & Services - 8.5%
Accenture PLC - Class A	65	17,439
Adobe, Inc. (a)	44	15,400
Akamai Technologies, Inc. (a)	15	1,309
AppLovin Corp. - Class A (a)	28	18,867
Autodesk, Inc. (a)	22	6,512
Cadence Design Systems, Inc. (a)	28	8,752
Cognizant Technology Solutions Corp. - Class A	50	4,150
Crowdstrike Holdings, Inc. - Class A (a)	26	12,188
Datadog, Inc. - Class A (a)	34	4,624
EPAM Systems, Inc. (a)	6	1,229
Fair Isaac Corp. (a)	2	3,381
Fortinet, Inc. (a)	66	5,241
Gartner, Inc. (a)	8	2,018
Gen Digital, Inc.	59	1,604
GoDaddy, Inc. - Class A (a)	14	1,737
International Business Machines Corp.	98	29,029
Intuit, Inc.	29	19,210
Microsoft Corp.	777	375,773
Oracle Corp.	176	34,304
Palantir Technologies, Inc. - Class A (a)	239	42,482
Palo Alto Networks, Inc. (a)	72	13,262
PTC, Inc. (a)	13	2,265
Roper Technologies, Inc.	11	4,896
Salesforce, Inc.	100	26,491
ServiceNow, Inc. (a)	108	16,544
Synopsys, Inc. (a)	19	8,925
Trimble, Inc. (a)	25	1,959
Tyler Technologies, Inc. (a)	4	1,816
VeriSign, Inc.	9	2,187
Workday, Inc. - Class A (a)	23	4,940
		688,534

Technology Hardware & Equipment - 6.7%
Amphenol Corp. - Class A	128	17,298
Apple, Inc.	1,545	420,024
Arista Networks, Inc. (a)	108	14,151
CDW Corp.	14	1,907
Cisco Systems, Inc.	412	31,736
Corning, Inc.	82	7,180
Dell Technologies, Inc. - Class C	32	4,028
F5, Inc. (a)	6	1,532
Hewlett Packard Enterprise Co.	138	3,315
HP, Inc.	98	2,183
Jabil, Inc.	11	2,508
Keysight Technologies, Inc. (a)	18	3,657
Motorola Solutions, Inc.	17	6,516
NetApp, Inc.	21	2,249
Sandisk Corp. (a)	15	3,561
Seagate Technology Holdings PLC	23	6,334
Super Micro Computer, Inc. (a)	52	1,522
TE Connectivity PLC	31	7,053
Teledyne Technologies, Inc. (a)	5	2,554
Western Digital Corp.	36	6,202
Zebra Technologies Corp. - Class A (a)	5	1,214
		546,724

Telecommunication Services - 0.6%
AT&T, Inc.	741	18,406
T-Mobile US, Inc.	50	10,152
Verizon Communications, Inc.	441	17,962
		46,520

Transportation - 1.0%
CH Robinson Worldwide, Inc.	12	1,929
CSX Corp.	195	7,069
Delta Air Lines, Inc.	68	4,719
Expeditors International of Washington, Inc.	14	2,086
FedEx Corp.	23	6,644
JB Hunt Transport Services, Inc.	8	1,555
Norfolk Southern Corp.	23	6,640
Old Dominion Freight Line, Inc.	19	2,979
Southwest Airlines Co.	54	2,232
Uber Technologies, Inc. (a)	217	17,731
Union Pacific Corp.	62	14,342
United Airlines Holdings, Inc. (a)	34	3,802
United Parcel Service, Inc. - Class B	77	7,638
		79,366

Utilities - 1.7%
AES Corp.	74	1,061
Alliant Energy Corp.	27	1,755
Ameren Corp.	28	2,796
American Electric Power Co., Inc.	56	6,457
American Water Works Co., Inc.	20	2,610
Atmos Energy Corp.	17	2,850
CenterPoint Energy, Inc.	68	2,607
CMS Energy Corp.	32	2,238
Consolidated Edison, Inc.	38	3,774
Constellation Energy Corp.	33	11,658
Dominion Energy, Inc.	89	5,214
DTE Energy Co.	22	2,838
Duke Energy Corp.	81	9,494
Edison International	40	2,401
Entergy Corp.	47	4,344
Evergy, Inc.	24	1,740
Eversource Energy	39	2,626
Exelon Corp.	106	4,620
FirstEnergy Corp.	54	2,418
NextEra Energy, Inc.	218	17,501
NiSource, Inc.	50	2,088
NRG Energy, Inc.	20	3,185
PG&E Corp.	230	3,696
Pinnacle West Capital Corp.	13	1,153
PPL Corp.	77	2,696
Public Service Enterprise Group, Inc.	52	4,176
Sempra	68	6,004
Southern Co.	115	10,028
Vistra Corp.	33	5,324
WEC Energy Group, Inc.	34	3,586
Xcel Energy, Inc.	62	4,579
		137,517
TOTAL COMMON STOCKS (Cost $5,009,548)		5,994,857

REAL ESTATE INVESTMENT TRUSTS - 1.3%	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.	16	783
American Tower Corp.	49	8,603
AvalonBay Communities, Inc.	15	2,720
BXP, Inc.	15	1,012
Camden Property Trust	11	1,211
Crown Castle, Inc.	46	4,088
Digital Realty Trust, Inc.	34	5,260
Equinix, Inc.	10	7,662
Equity Residential	36	2,269
Essex Property Trust, Inc.	7	1,832
Extra Space Storage, Inc.	22	2,865
Federal Realty Investment Trust	8	806
Healthpeak Properties, Inc.	73	1,174
Host Hotels & Resorts, Inc.	67	1,188
Invitation Homes, Inc.	59	1,640
Iron Mountain, Inc.	31	2,571
Kimco Realty Corp.	71	1,439
Mid-America Apartment Communities, Inc.	12	1,667
Prologis, Inc.	97	12,383
Public Storage	17	4,411
Realty Income Corp.	96	5,412
Regency Centers Corp.	17	1,173
SBA Communications Corp.	11	2,128
Simon Property Group, Inc.	34	6,294
UDR, Inc.	31	1,137
Ventas, Inc.	49	3,792
VICI Properties, Inc.	112	3,149
Welltower, Inc.	72	13,364
Weyerhaeuser Co.	75	1,777
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $103,646)		103,810

RIGHTS - 0.0% (b)	Shares	Value
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(c)	56	30
TOTAL RIGHTS (Cost $0)		30

TOTAL INVESTMENTS - 75.3% (Cost $5,113,194)		6,098,697
Money Market Deposit Account - 0.2% (d)		16,099
Other Assets in Excess of Liabilities - 24.5%		1,983,728
TOTAL NET ASSETS - 100.0%		$8,098,524

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $30 or 0.0% of net assets as of December 31, 2025.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.36%.

Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF
Consolidated Schedule of Futures Contracts
December 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Bitcoin	63	01/30/2026	$553,676	$(7,228)
Bitcoin	113	02/27/2026	997,564	(6,590)
CME Bitcoin Reference Rate (BRR)	1	02/27/2026	441,400	(1,058)
Net Unrealized Appreciation (Depreciation)		$ –	$–	$(14,876)

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$5,994,857	$–	$–	$5,994,857
Real Estate Investment Trusts	103,810	–	–	103,810
Rights	–	–	30	30
Total Investments	$6,098,667	$–	$30	$6,098,697

Liabilities:
Other Financial Instruments:
Futures Contracts*	$(14,876)	$–	$–	$(14,876)
Total Other Financial Instruments	$(14,876)	$–	$–	$(14,876)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of December 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.